INTANGIBLE ASSETS, NET - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 59,435	$ 59,435
Finite-Lived Intangible Assets, Accumulated Amortization	37,294	31,425
Intangible assets, net	22,141	28,010
Technology
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	28,819	28,819
Customer relations
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	17,603	17,603
Non-Competition agreement
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	127	127
Customer data
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	12,043	12,043
Domain
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	552	552
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets, Gross	$ 291	$ 291